Distribution Date:	02/17/23	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31
Determination Date:	02/13/23
Next Distribution Date:	03/17/23
Record Date:	01/31/23	Commercial Mortgage Pass-Through Certificates
Series 2016-C31

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61766RAU0	1.511000%	50,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61766RAV8	2.505000%	27,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61766RAW6	2.952000%	69,700,000.00	51,253,347.85	1,247,376.47	126,083.24	0.00	0.00	1,373,459.71	50,005,971.38	34.10%	30.00%
A-3	61766RAX4	2.731000%	17,811,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61766RAY2	2.840000%	210,000,000.00	197,974,006.75	0.00	468,538.48	0.00	0.00	468,538.48	197,974,006.75	34.10%	30.00%
A-5	61766RAZ9	3.102000%	292,019,000.00	292,019,000.00	0.00	754,869.11	0.00	0.00	754,869.11	292,019,000.00	34.10%	30.00%
A-S	61766RBC9	3.527000%	65,531,000.00	65,531,000.00	0.00	192,606.53	0.00	0.00	192,606.53	65,531,000.00	26.11%	23.13%
B	61766RBD7	3.880000%	45,277,000.00	45,277,000.00	0.00	146,395.63	0.00	0.00	146,395.63	45,277,000.00	20.58%	18.38%
C	61766RBE5	4.265511%	44,085,000.00	44,085,000.00	0.00	156,704.23	0.00	0.00	156,704.23	44,085,000.00	15.20%	13.75%
D	61766RAJ5	3.000000%	52,425,000.00	52,425,000.00	0.00	131,062.50	0.00	0.00	131,062.50	52,425,000.00	8.80%	8.25%
E	61766RAL0	2.850000%	25,021,000.00	25,021,000.00	0.00	59,424.88	0.00	0.00	59,424.88	25,021,000.00	5.75%	5.63%
F	61766RAN6	2.850000%	10,723,000.00	10,723,000.00	0.00	25,467.13	0.00	0.00	25,467.13	10,723,000.00	4.44%	4.50%
G*	61766RAQ9	2.850000%	42,894,169.00	36,400,659.20	0.00	58,993.40	0.00	0.00	58,993.40	36,400,659.20	0.00%	0.00%
R	61766RAS5	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			953,186,169.01	820,709,013.80	1,247,376.47	2,120,145.13	0.00	0.00	3,367,521.60	819,461,637.33

X-A	61766RBA3	1.273549%	667,230,000.00	541,246,354.60	0.00	574,419.62	0.00	0.00	574,419.62	539,998,978.13
X-B	61766RBB1	0.594273%	110,808,000.00	110,808,000.00	0.00	54,875.17	0.00	0.00	54,875.17	110,808,000.00
X-D	61766RAA4	1.265511%	52,425,000.00	52,425,000.00	0.00	55,287.03	0.00	0.00	55,287.03	52,425,000.00
X-E	61766RAC0	1.415511%	25,021,000.00	25,021,000.00	0.00	29,514.59	0.00	0.00	29,514.59	25,021,000.00
X-F	61766RAE6	1.415511%	10,723,000.00	10,723,000.00	0.00	12,648.77	0.00	0.00	12,648.77	10,723,000.00
X-G	61766RAG1	1.415511%	42,894,169.00	36,400,659.20	0.00	42,937.96	0.00	0.00	42,937.96	36,400,659.20
Notional SubTotal			909,101,169.00	776,624,013.80	0.00	769,683.14	0.00	0.00	769,683.14	775,376,637.33

Deal Distribution Total					1,247,376.47	2,889,828.27	0.00	0.00	4,137,204.74

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61766RAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61766RAV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61766RAW6	735.34214993	17.89636255	1.80894175	0.00000000	0.00000000	0.00000000	0.00000000	19.70530430	717.44578737
A-3	61766RAX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61766RAY2	942.73336548	0.00000000	2.23113562	0.00000000	0.00000000	0.00000000	0.00000000	2.23113562	942.73336548
A-5	61766RAZ9	1,000.00000000	0.00000000	2.58499998	0.00000000	0.00000000	0.00000000	0.00000000	2.58499998	1,000.00000000
A-S	61766RBC9	1,000.00000000	0.00000000	2.93916665	0.00000000	0.00000000	0.00000000	0.00000000	2.93916665	1,000.00000000
B	61766RBD7	1,000.00000000	0.00000000	3.23333326	0.00000000	0.00000000	0.00000000	0.00000000	3.23333326	1,000.00000000
C	61766RBE5	1,000.00000000	0.00000000	3.55459295	0.00000000	0.00000000	0.00000000	0.00000000	3.55459295	1,000.00000000
D	61766RAJ5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	61766RAL0	1,000.00000000	0.00000000	2.37500020	0.00000000	0.00000000	0.00000000	0.00000000	2.37500020	1,000.00000000
F	61766RAN6	1,000.00000000	0.00000000	2.37500047	0.00000000	0.00000000	0.00000000	0.00000000	2.37500047	1,000.00000000
G	61766RAQ9	848.61555891	0.00000000	1.37532446	0.64013759	21.69906660	0.00000000	0.00000000	1.37532446	848.61555891
R	61766RAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61766RBA3	811.18408135	0.00000000	0.86090197	0.00000000	0.00000000	0.00000000	0.00000000	0.86090197	809.31459636
X-B	61766RBB1	1,000.00000000	0.00000000	0.49522751	0.00000000	0.00000000	0.00000000	0.00000000	0.49522751	1,000.00000000
X-D	61766RAA4	1,000.00000000	0.00000000	1.05459285	0.00000000	0.00000000	0.00000000	0.00000000	1.05459285	1,000.00000000
X-E	61766RAC0	1,000.00000000	0.00000000	1.17959274	0.00000000	0.00000000	0.00000000	0.00000000	1.17959274	1,000.00000000
X-F	61766RAE6	1,000.00000000	0.00000000	1.17959246	0.00000000	0.00000000	0.00000000	0.00000000	1.17959246	1,000.00000000
X-G	61766RAG1	848.61555891	0.00000000	1.00102091	0.00000000	0.00000000	0.00000000	0.00000000	1.00102091	848.61555891

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	01/01/23 - 01/30/23	30	0.00	126,083.24	0.00	126,083.24	0.00	0.00	0.00	126,083.24	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	01/01/23 - 01/30/23	30	0.00	468,538.48	0.00	468,538.48	0.00	0.00	0.00	468,538.48	0.00
A-5	01/01/23 - 01/30/23	30	0.00	754,869.11	0.00	754,869.11	0.00	0.00	0.00	754,869.11	0.00
X-A	01/01/23 - 01/30/23	30	0.00	574,419.62	0.00	574,419.62	0.00	0.00	0.00	574,419.62	0.00
X-B	01/01/23 - 01/30/23	30	0.00	54,875.17	0.00	54,875.17	0.00	0.00	0.00	54,875.17	0.00
X-D	01/01/23 - 01/30/23	30	0.00	55,287.03	0.00	55,287.03	0.00	0.00	0.00	55,287.03	0.00
X-E	01/01/23 - 01/30/23	30	0.00	29,514.59	0.00	29,514.59	0.00	0.00	0.00	29,514.59	0.00
X-F	01/01/23 - 01/30/23	30	0.00	12,648.77	0.00	12,648.77	0.00	0.00	0.00	12,648.77	0.00
X-G	01/01/23 - 01/30/23	30	0.00	42,937.96	0.00	42,937.96	0.00	0.00	0.00	42,937.96	0.00
A-S	01/01/23 - 01/30/23	30	0.00	192,606.53	0.00	192,606.53	0.00	0.00	0.00	192,606.53	0.00
B	01/01/23 - 01/30/23	30	0.00	146,395.63	0.00	146,395.63	0.00	0.00	0.00	146,395.63	0.00
C	01/01/23 - 01/30/23	30	0.00	156,704.23	0.00	156,704.23	0.00	0.00	0.00	156,704.23	0.00
D	01/01/23 - 01/30/23	30	0.00	131,062.50	0.00	131,062.50	0.00	0.00	0.00	131,062.50	0.00
E	01/01/23 - 01/30/23	30	0.00	59,424.88	0.00	59,424.88	0.00	0.00	0.00	59,424.88	0.00
F	01/01/23 - 01/30/23	30	0.00	25,467.13	0.00	25,467.13	0.00	0.00	0.00	25,467.13	0.00
G	01/01/23 - 01/30/23	30	901,164.99	86,451.57	0.00	86,451.57	27,458.17	0.00	0.00	58,993.40	930,763.43
Totals			901,164.99	2,917,286.44	0.00	2,917,286.44	27,458.17	0.00	0.00	2,889,828.27	930,763.43

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,137,204.74
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,027,823.42	Master Servicing Fee	6,717.03
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,162.35
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	353.36
ARD Interest	0.00	Operating Advisor Fee	1,403.87
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	367.50
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,027,823.42	Total Fees	13,294.10

Principal		Expenses/Reimbursements
Scheduled Principal	1,247,376.47	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	24,260.18
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,197.99
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,247,376.47	Total Expenses/Reimbursements	27,458.17

		Interest Reserve Deposit	97,242.88

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,889,828.27
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,247,376.47
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,137,204.74
Total Funds Collected	4,275,199.89	Total Funds Distributed	4,275,199.89

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	820,709,013.80	820,709,013.80	Beginning Certificate Balance	820,709,013.80
(-) Scheduled Principal Collections	1,247,376.47	1,247,376.47	(-) Principal Distributions	1,247,376.47
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	819,461,637.33	819,461,637.33	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	820,721,928.31	820,721,928.31	Ending Certificate Balance	819,461,637.33
Ending Actual Collateral Balance	819,528,858.58	819,528,858.58

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.27%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	104,105,726.67	12.70%	44	4.4997	NAP	Defeased	7	104,105,726.67	12.70%	44	4.4997	NAP
5,000,000 or less	12	41,263,038.25	5.04%	40	4.7416	1.833297	1.30 or less	14	209,510,108.93	25.57%	43	4.3828	0.264095
5,000,001 to 10,000,000	16	119,250,378.17	14.55%	43	4.6095	1.795827	1.31 to 1.40	3	121,700,022.13	14.85%	43	4.5311	1.364183
10,000,001 to 15,000,000	5	63,887,516.97	7.80%	41	4.4877	2.210536	1.41 to 1.50	2	26,678,361.83	3.26%	44	4.3876	1.478505
15,000,001 to 25,000,000	5	103,566,344.57	12.64%	43	4.2788	2.020245	1.51 to 1.60	4	96,714,968.25	11.80%	44	3.7831	1.529736
25,000,001 to 50,000,000	7	241,945,355.52	29.52%	43	4.1793	0.576463	1.61 to 1.70	3	97,992,940.41	11.96%	42	3.7991	1.649142
50,000,001 or greater	2	145,443,277.18	17.75%	44	3.8221	1.456910	1.71 to 1.80	2	15,198,886.35	1.85%	44	4.3725	1.747006
Totals	54	819,461,637.33	100.00%	43	4.2841	1.416246	1.81 to 2.50	12	80,695,193.33	9.85%	39	4.6703	2.070339
							2.51 to 3.00	3	16,204,206.06	1.98%	42	4.7843	2.776893
							3.01 or greater	4	50,661,223.37	6.18%	42	3.8789	3.605540
							Totals	54	819,461,637.33	100.00%	43	4.2841	1.416246
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	7	104,105,726.67	12.70%	44	4.4997	NAP	Washington	2	42,375,397.19	5.17%	44	4.3719	(1.586333)
Alabama	1	1,059,023.96	0.13%	42	3.8900	3.866700	Washington, DC	1	30,000,000.01	3.66%	42	3.6150	0.706200
Arizona	4	29,209,417.43	3.56%	43	4.5840	1.645065	Wisconsin	1	9,175,261.05	1.12%	43	4.2000	1.179700
California	24	88,501,479.70	10.80%	44	4.2264	2.129786	Totals	92	819,461,637.33	100.00%	43	4.2841	1.416246
Colorado	5	22,746,008.48	2.78%	38	4.5917	2.013481
									Property Type³
Connecticut	1	32,602,908.37	3.98%	41	4.9000	(0.569000)
Florida	4	34,027,935.45	4.15%	44	4.0329	1.549026		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	3	17,987,498.53	2.20%	39	4.8628	1.962036		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	3	9,801,586.89	1.20%	41	4.4629	1.403767	Defeased	7	104,105,726.67	12.70%	44	4.4997	NAP
Indiana	2	5,094,083.59	0.62%	44	4.8956	1.602902	Industrial	1	3,989,310.88	0.49%	44	5.6500	0.784500
Louisiana	4	5,752,338.50	0.70%	44	4.9720	1.467700	Lodging	10	65,817,650.60	8.03%	44	4.5475	(0.199015)
Maryland	1	887,804.58	0.11%	42	3.8900	3.866700	Mobile Home Park	1	3,429,529.03	0.42%	37	4.8430	1.911600
Massachusetts	1	19,142,832.42	2.34%	40	4.1680	1.687600	Multi-Family	1	7,645,280.00	0.93%	39	5.5000	2.232800
Michigan	7	22,163,923.30	2.70%	44	4.4559	2.373943	Office	15	301,685,394.01	36.82%	43	4.1434	1.212479
Mississippi	2	2,796,028.31	0.34%	44	4.9720	1.467700	Retail	23	281,758,276.50	34.38%	43	4.2813	1.539197
Missouri	1	18,877,383.50	2.30%	44	4.3400	1.285300	Self Storage	34	51,030,469.73	6.23%	43	4.0262	3.231136
Nevada	5	35,679,341.12	4.35%	42	4.2005	2.719221	Totals	92	819,461,637.33	100.00%	43	4.2841	1.416246
New Jersey	2	67,784,018.57	8.27%	44	4.1586	1.388750
New Mexico	1	3,989,310.88	0.49%	44	5.6500	0.784500
New York	1	40,000,000.00	4.88%	44	3.3100	1.611300
Ohio	2	81,322,200.58	9.92%	42	3.5735	1.538595
Pennsylvania	2	28,010,984.67	3.42%	42	4.8631	1.333571
South Carolina	2	18,777,465.71	2.29%	40	4.4890	2.104022
Tennessee	1	3,461,886.69	0.42%	39	4.8000	2.126600
Texas	2	44,129,791.25	5.39%	44	4.9741	0.955509

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	104,105,726.67	12.70%	44	4.4997	NAP	Defeased	7	104,105,726.67	12.70%	44	4.4997	NAP
	4.5000% or less	22	485,318,498.60	59.22%	43	3.9501	1.441271	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	21	204,439,826.08	24.95%	41	4.8365	1.220788	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	3	21,608,275.10	2.64%	42	5.2705	1.825357	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% or greater	1	3,989,310.88	0.49%	44	5.6500	0.784500	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	819,461,637.33	100.00%	43	4.2841	1.416246	49 months or greater	47	715,355,910.66	87.30%	43	4.2528	1.386199
								Totals	54	819,461,637.33	100.00%	43	4.2841	1.416246
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	104,105,726.67	12.70%	44	4.4997	NAP	Defeased	7	104,105,726.67	12.70%	44	4.4997	NAP
	60 months or less	47	715,355,910.66	87.30%	43	4.2528	1.386199	Interest Only	5	103,350,000.01	12.61%	43	3.6227	1.800721
61 months to 82 months		0	0.00	0.00%	0	0.0000	0.000000	289 months or less	42	612,005,910.65	74.68%	43	4.3592	1.316198
	83 months or greater	0	0.00	0.00%	0	0.0000	0.000000	290 months to 299 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	819,461,637.33	100.00%	43	4.2841	1.416246	300 months to 322 months	0	0.00	0.00%	0	0.0000	0.000000
								323 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	54	819,461,637.33	100.00%	43	4.2841	1.416246
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	104,105,726.67	12.70%	44	4.4997	NAP			No outstanding loans in this group
Underwriter's Information		1	32,827,788.63	4.01%	44	4.9870	1.330000
	12 months or less	41	633,159,873.32	77.27%	43	4.1639	1.394471
	13 months to 24 months	4	40,819,881.90	4.98%	42	4.8899	1.286027
	25 months or greater	1	8,548,366.81	1.04%	44	4.9720	1.467700
	Totals	54	819,461,637.33	100.00%	43	4.2841	1.416246
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	1648013	OF	Columbus	OH	Actual/360	3.530%	237,516.11	123,060.68	0.00	N/A	10/07/26	--	78,137,440.73	78,014,380.05	02/07/23
2	306761002	OF	Hanover	NJ	Actual/360	4.160%	241,880.91	93,688.66	0.00	N/A	10/01/26	--	67,522,585.79	67,428,897.13	02/01/23
3	1647745	LO	Sarasota	FL	Actual/360	4.980%	208,570.63	80,653.36	0.00	N/A	11/01/26	--	48,636,758.76	48,556,105.40	02/01/23
4	306761004	LO	Seattle	WA	Actual/360	4.380%	157,448.98	67,362.12	0.00	N/A	10/01/26	--	41,745,199.12	41,677,837.00	02/01/23
5	306761005	RT	Houston	TX	Actual/360	4.987%	40,335.37	13,267.37	0.00	N/A	10/06/26	--	9,392,635.57	9,379,368.20	01/06/23
5A	306761105				Actual/360	4.987%	141,173.79	46,435.80	0.00	N/A	10/06/26	--	32,874,224.43	32,827,788.63	01/06/23
6	300801504	RT	Various	Various	Actual/360	4.168%	133,857.18	73,182.12	0.00	N/A	06/01/26	--	37,295,356.28	37,222,174.16	02/01/23
7	453011408	RT	New York	NY	Actual/360	3.310%	114,011.11	0.00	0.00	N/A	10/01/26	--	40,000,000.00	40,000,000.00	02/01/23
8	300801484	OF	Stamford	CT	Actual/360	4.900%	137,924.41	84,905.36	0.00	N/A	07/01/26	--	32,687,813.73	32,602,908.37	02/01/23
9	300801494	OF	Washington	DC	Actual/360	3.615%	93,387.50	0.00	0.00	N/A	08/10/26	--	30,000,000.01	30,000,000.01	02/10/23
10	306571104	RT	Estero	FL	Actual/360	3.953%	94,163.73	48,249.17	0.00	N/A	10/01/26	--	27,662,896.52	27,614,647.35	02/01/23
11	306761011	OF	Lehi	UT	Actual/360	4.110%	92,047.02	50,667.68	0.00	N/A	09/01/26	--	26,008,104.58	25,957,436.90	02/01/23
13	306761013	SS	Various	Various	Actual/360	3.890%	81,669.47	36,104.40	0.00	N/A	08/01/26	--	24,380,967.83	24,344,863.43	02/01/23
14	407004636	OF	Breinigsville	PA	Actual/360	5.000%	92,482.01	36,355.18	0.00	N/A	07/06/26	--	21,479,691.55	21,443,336.37	02/06/23
15	301880109	RT	Joplin	MO	Actual/360	4.340%	70,742.34	51,738.61	0.00	N/A	10/06/26	--	18,929,122.11	18,877,383.50	02/06/23
16	300801506	OF	San Diego	CA	Actual/360	4.080%	73,092.11	33,438.48	0.00	N/A	09/01/26	--	20,804,204.73	20,770,766.25	02/01/23
17	695100705	RT	Perris	CA	Actual/360	4.112%	64,298.46	28,851.28	0.00	N/A	10/06/26	--	18,158,846.30	18,129,995.02	02/06/23
18	1647811	MF	Houston	TX	Actual/360	3.600%	48,639.27	33,196.89	0.00	N/A	09/01/26	--	15,690,087.21	15,656,890.32	02/01/23
20	306761020	RT	Las Vegas	NV	Actual/360	3.744%	48,360.00	0.00	0.00	N/A	07/01/26	--	15,000,000.00	15,000,000.00	02/01/23
21	301880100	OF	Denver	CO	Actual/360	4.750%	53,553.48	19,477.15	0.00	N/A	12/06/25	--	13,092,872.09	13,073,394.94	02/06/23
22	695100701	OF	Livonia	MI	Actual/360	4.618%	48,463.20	21,659.67	0.00	N/A	10/06/26	--	12,187,059.99	12,165,400.32	02/06/23
23	306761023	RT	Sacramento	CA	Actual/360	5.127%	49,966.03	18,384.07	0.00	N/A	10/06/26	--	11,317,105.78	11,298,721.71	02/06/23
24	302691180	RT	North Las Vegas	NV	Actual/360	4.400%	46,792.78	0.00	0.00	N/A	08/06/26	--	12,350,000.00	12,350,000.00	02/06/23
25	1647328	RT	Carefree	AZ	Actual/360	4.715%	39,151.25	16,959.05	0.00	N/A	09/01/26	--	9,642,835.06	9,625,876.01	02/01/23
26	306761026	LO	Various	Various	Actual/360	4.972%	36,691.85	21,604.13	0.00	N/A	10/06/26	--	8,569,970.94	8,548,366.81	02/06/23
27	301880110	OF	Milwaukee	WI	Actual/360	4.200%	33,239.62	15,417.59	0.00	N/A	09/06/26	--	9,190,678.64	9,175,261.05	02/06/23
28	302691178	RT	Deer Park	IL	Actual/360	4.530%	34,281.67	14,022.92	0.00	N/A	07/06/26	--	8,788,293.58	8,774,270.66	02/06/23
29	302691173	LO	Orangeburg	SC	Actual/360	4.960%	32,591.25	19,812.32	0.00	N/A	06/06/26	--	7,630,625.78	7,610,813.46	02/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
30	302691171	MF	Doraville	GA	Actual/360	5.500%	36,265.71	11,996.36	0.00	N/A	05/06/26	--	7,657,276.36	7,645,280.00	02/06/23
32	306761032	SS	San Rafael	CA	Actual/360	4.220%	28,832.07	10,872.93	0.00	N/A	10/06/26	--	7,934,217.92	7,923,344.99	02/06/23
33	306761033	OF	Fort Collins	CO	Actual/360	4.539%	28,481.75	12,236.29	0.00	N/A	10/06/26	--	7,287,777.65	7,275,541.36	02/06/23
34	306761034	RT	Montrose	CO	Actual/360	4.450%	26,083.30	12,451.19	0.00	N/A	10/01/26	--	6,806,804.77	6,794,353.58	02/01/23
35	1546717	RT	Mesa	AZ	Actual/360	5.000%	28,707.58	11,017.22	0.00	N/A	11/01/26	--	6,667,567.74	6,656,550.52	02/01/23
36	1647542	RT	Perkasie	PA	Actual/360	4.416%	25,020.61	12,105.67	0.00	N/A	10/01/26	--	6,579,753.97	6,567,648.30	02/01/23
37	306761037	SS	Sun City	AZ	Actual/360	4.065%	24,671.76	9,972.50	0.00	N/A	10/01/26	--	7,048,236.13	7,038,263.63	02/01/23
38	302691179	RT	Queen Creek	AZ	Actual/360	4.520%	22,959.36	10,052.47	0.00	N/A	08/06/26	--	5,898,779.74	5,888,727.27	02/06/23
40	306761040	OF	Various	Various	Actual/360	4.690%	23,555.17	7,786.06	0.00	N/A	09/01/26	--	5,832,492.03	5,824,705.97	02/01/23
41	1647886	LO	Auburn Hills	MI	Actual/360	4.250%	19,493.08	10,023.31	0.00	N/A	11/01/26	--	5,326,383.25	5,316,359.94	02/01/23
42	306761042	SS	Hemet	CA	Actual/360	3.842%	19,852.92	0.00	0.00	N/A	10/06/26	--	6,000,000.00	6,000,000.00	02/06/23
43	306761043	Various Various		NV	Actual/360	4.921%	19,031.51	7,569.29	0.00	N/A	10/06/26	--	4,490,998.85	4,483,429.56	02/06/23
44	306761044	IN	Albuquerque	NM	Actual/360	5.650%	19,453.90	9,207.67	0.00	N/A	10/06/26	--	3,998,518.55	3,989,310.88	02/06/23
46	306761046	OF	Ladera Ranch	CA	Actual/360	4.290%	14,474.21	7,323.73	0.00	N/A	11/01/26	--	3,918,125.92	3,910,802.19	02/01/23
47	1647363	RT	Las Vegas	NV	Actual/360	4.500%	14,930.46	7,110.35	0.00	N/A	07/01/26	--	3,853,021.91	3,845,911.56	02/01/23
48	306761048	SS	Bakersfield	CA	Actual/360	4.309%	15,272.44	5,535.60	0.00	N/A	10/06/26	--	4,115,498.64	4,109,963.04	02/06/23
49	300801444	MH	Rossville	GA	Actual/360	4.843%	14,333.59	7,484.06	0.00	N/A	03/01/26	--	3,437,013.09	3,429,529.03	02/01/23
50	306761050	RT	Vista	CA	Actual/360	4.520%	13,612.60	6,321.47	0.00	N/A	10/01/26	--	3,497,385.77	3,491,064.30	02/01/23
51	306761051	RT	Tullahoma	TN	Actual/360	4.800%	14,334.57	6,153.61	0.00	N/A	05/01/26	--	3,468,040.30	3,461,886.69	02/01/23
52	306761052	RT	Akron	OH	Actual/360	4.600%	13,124.57	5,535.69	0.00	N/A	09/01/23	--	3,313,356.22	3,307,820.53	02/01/23
53	300801505	IN	Doraville	GA	Actual/360	4.568%	11,855.76	4,411.11	0.00	N/A	09/01/26	--	3,014,006.84	3,009,595.73	02/01/23
54	306761054	LO	Michigan City	IN	Actual/360	5.220%	12,005.20	6,516.65	0.00	N/A	10/06/26	--	2,670,790.04	2,664,273.39	02/06/23
56	306761056	RT	Indianapolis	IN	Actual/360	4.540%	9,524.59	6,493.03	0.00	N/A	10/01/26	--	2,436,303.23	2,429,810.20	02/01/23
58	306761058	SS	Battle Creek	MI	Actual/360	4.880%	9,799.86	3,702.69	0.00	N/A	09/01/26	--	2,332,065.97	2,328,363.28	02/01/23
59	306761059	RT	Okemos	MI	Actual/360	4.718%	8,707.35	3,766.66	0.00	N/A	09/06/26	--	2,143,003.54	2,139,236.88	12/06/22
60	300801508	SS	Clarksville	TN	Actual/360	4.570%	7,107.97	3,236.80	0.00	N/A	10/01/26	--	1,806,218.26	1,802,981.46	02/01/23
Totals							3,027,823.42	1,247,376.47	0.00				820,709,013.80	819,461,637.33
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	13,855,671.12	9,652,493.43	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,513,831.49	4,182,739.94	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	(6,735,941.00)	(3,104,658.00)	01/01/22	09/30/22	--	0.00	88,301.05	0.00	0.00	0.00	0.00
5	5,158,770.00	0.00	--	--	12/12/22	140,348.26	0.00	53,562.30	53,562.30	0.00	0.00
5A	0.00	0.00	--	--	12/12/22	494,738.64	0.00	187,468.05	187,468.05	0.00	0.00
6	12,216,076.04	8,823,529.24	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,968,292.16	4,749,177.10	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	(141,108.86)	(1,493,920.00)	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	28,938,203.24	11,680,990.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	16,703,028.88	11,692,454.74	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	21,075,867.70	17,273,703.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	6,113,780.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,835,236.96	1,535,908.74	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,250,135.77	1,744,366.80	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,852,134.11	452,866.89	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	60,014,157.62	50,415,903.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,768,057.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,585,160.08	1,295,118.77	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,252,414.87	979,510.80	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,452,895.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	869,450.90	648,325.57	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	3,436,304.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	967,164.68	595,967.35	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	707,263.32	516,593.90	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,536,913.14	1,859,083.62	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	1,301,055.74	993,803.42	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	805,678.32	631,331.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	956,633.76	670,564.25	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	527,225.03	427,790.49	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	719,760.01	145,604.06	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	951,861.37	784,326.15	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	918,634.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	734,028.00	709,561.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,257,850.38	1,351,090.45	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,128,721.86	694,792.59	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	775,913.60	724,902.80	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	410,492.69	233,513.46	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	456,840.35	330,906.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	511,381.00	0.00	--	--	--	0.00	0.00	0.00	0.00	791.07	0.00
48	592,335.76	535,739.37	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	572,021.76	127,350.27	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	378,347.53	283,761.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	447,007.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	348,387.06	383,842.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	424,640.78	490,464.44	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	281,210.00	214,179.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	138,889.64	29,514.38	01/01/22	03/31/22	--	0.00	0.00	12,447.03	24,929.55	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	202,385,668.35	133,710,198.02				635,086.90	88,301.05	253,477.38	265,959.90	791.07	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/17/23	1	2,139,236.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.284147%	4.235319%	43
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.284322%	4.235483%	44
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.284496%	4.235646%	45
11/18/22	1	4,017,427.82	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.284685%	4.235823%	46
10/17/22	1	4,026,499.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.284855%	4.235983%	47
09/16/22	1	2,158,478.63	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.285040%	4.236157%	48
08/17/22	2	42,573,180.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.285208%	4.236314%	49
07/15/22	2	42,631,318.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	14,925,513.63	4.285374%	4.237124%	50
06/17/22	2	42,695,096.75	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.292362%	4.244563%	50
05/17/22	0	0.00	0	0.00	2	42,752,713.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.292524%	4.244716%	51
04/18/22	0	0.00	2	42,815,989.70	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.292700%	4.244882%	52
03/17/22	0	0.00	3	46,963,743.85	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.292859%	4.245031%	53
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	306761005	01/06/23	0	B	53,562.30	53,562.30	9,500.00	9,392,635.57	05/27/20	9
5A	306761105	01/06/23	0	B	187,468.05	187,468.05	0.00	32,874,224.43	05/27/20	9
59	306761059	12/06/22	1	1	12,447.03	24,929.55	0.00	2,146,754.96	07/27/22	13
Totals					253,477.38	265,959.90	9,500.00	44,413,614.96
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		3,307,821	3,307,821	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		13,073,395	13,073,395	0		0
37 - 48 Months		803,080,422	800,941,185	2,139,237		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-23	819,461,637	817,322,400	2,139,237	0	0	0
Jan-23	820,709,014	820,709,014	0	0	0	0
Dec-22	821,951,683	821,951,683	0	0	0	0
Nov-22	823,276,914	819,259,486	4,017,428	0	0	0
Oct-22	824,509,890	820,483,391	4,026,499	0	0	0
Sep-22	825,825,776	823,667,297	2,158,479	0	0	0
Aug-22	827,049,131	784,475,951	42,573,180	0	0	0
Jul-22	828,267,871	785,636,553	42,631,318	0	0	0
Jun-22	844,522,910	801,827,813	42,695,097	0	0	0
May-22	845,757,460	803,004,746	0	0	42,752,713	0
Apr-22	847,077,608	804,261,619	0	42,815,990	0	0
Mar-22	848,302,506	801,338,762	0	46,963,744	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	306761005	9,379,368.20	9,392,635.57	82,200,000.00	11/30/22	4,945,801.00	0.91530	12/31/21	10/06/26	284
5A	306761105	32,827,788.63	32,874,224.43	82,700,000.00	11/30/22	7,398,527.00	1.33000	--	10/06/26	284
8	300801484	32,602,908.37	32,602,908.37	227,000,000.00	05/02/16	(2,173,875.50)	(0.56900)	06/30/22	07/01/26	220
14	407004636	21,443,336.37	21,443,336.37	102,000,000.00	05/03/16	5,779,659.00	1.38030	12/31/21	07/06/26	280
59	306761059	2,139,236.88	2,146,754.96	3,550,000.00	08/11/16	24,245.63	0.64780	03/31/22	09/06/26	282
Totals		98,392,638.45	98,459,859.70	497,450,000.00		15,974,357.13

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	306761005	RT	TX	05/27/20	9

Loan transferred for Imminent Monetary Default at Borrower's request as a result of the COVID-19 pandemic. A Forbearance Agreement was executed in January 2021. Special Servicer was monitoring performance and property leasing

	activity. The last payment under the Forbearance was made in October 2022 and the loan is current and will be returned to the Master Servicer.

5A	306761105	Various	Various	05/27/20	9

Loan transferred for Imminent Monetary Default at Borrower's request as a result of the COVID-19 pandemic. A Forbearance Agreement was executed in January 2021. Special Servicer was monitoring performance and property leasing

	activity. The last payment under the Forbearance was made in October 2022 and the loan is current and will be returned to the Master Servicer.

8	300801484	OF	CT	03/15/19	98

Loan transferred to special servicing due to Imminent Monetary Default due to concerns of Purdue Pharma filing for bankruptcy, which subsequently occurred in 9/2019. Borrower and lender have executed a settlement agreement providing for the cooperative tr ansition of the property. A receivership order has recently been entered and receiver is in the process of engaging a leasing agent and preparing for the sale of the property via receivership.

14	407004636	OF	PA	01/03/22	98

Loan transferred to special servicing for Imminent Monetary Default due to an upcoming major lease expiration in 10/2023. The Loan is payment current and Special Servicer is monitoring Property performance.

59	306761059	RT	MI	07/27/22	13

The Loan transferred to Special Servicing on 7/27/2022 due to the Borrower not complying with cash management. The first Cash Management Trigger Event occurred in Q4 2019 when Panera (21.6% NRA) went dark. The second Cash

Management Trigger Event occurred in October 2020 due to Bank of America's (17% NRA) renewal not meeting the conditions of the Acceptable Specified Tenant Lease Extension. The Lender is in the process of setting up Cash Management

	and reviewing potential new leases.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	306761004	43,978,974.77	4.38000%	43,855,534.74	4.38000%	10	12/30/21	04/01/20	12/30/21
4	306761004	0.00	4.38000%	0.00	4.38000%	10	12/30/20	04/01/20	--
5	306761005	8,933,780.93	4.98700%	9,809,625.55	4.98700%	10	12/06/20	12/06/20	12/06/20
5	306761005	0.00	4.98700%	0.00	4.98700%	10	12/30/20	12/06/20	--
5	306761005	0.00	4.98700%	0.00	4.98700%	10	12/30/21	12/06/20	--
5A	306761105	34,418,233.27	4.98700%	34,333,689.43	4.98700%	10	12/06/20	12/06/20	12/06/20
5A	306761105	0.00	4.98700%	0.00	4.98700%	10	12/30/20	12/06/20	--
5A	306761105	0.00	4.98700%	0.00	4.98700%	10	12/30/21	12/06/20	--
35	1546717	0.00	5.00000%	0.00	5.00000%	10	03/12/21	05/01/20	04/12/21
44	306761044	0.00	5.65000%	0.00	5.65000%	10	11/29/18	10/31/18	--
44	306761044	0.00	5.65000%	0.00	5.65000%	10	12/31/20	10/31/18	--
44	306761044	0.00	5.65000%	0.00	5.65000%	10	12/31/21	10/31/18	--
Totals		87,330,988.97		87,998,849.72
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
31	306761031 11/18/20	7,186,238.85	8,500,000.00	10,393,410.81	731,351.26	10,393,410.81	9,662,059.55	0.00	0.00	0.00	0.00	0.00%
39	306761039 02/18/21	5,841,221.30	940,000.00	2,515,031.21	905,442.63	2,515,031.21	1,609,588.58	4,231,632.72	0.00	(48,637.57)	4,280,270.29	66.87%
45	300801462 04/16/21	4,111,854.94	4,500,000.00	2,197,251.36	298,636.34	2,197,251.36	1,898,615.02	2,213,239.92	0.00	0.00	2,213,239.92	48.11%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		17,139,315.09	13,940,000.00	15,105,693.38	1,935,430.23	15,105,693.38	13,170,263.15	6,444,872.64	0.00	(48,637.57)	6,493,510.21

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
31	306761031	11/18/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	306761039	05/17/22	0.00	0.00	4,280,270.29	0.00	0.00	29,648.00	0.00	0.00	4,280,270.29
		07/16/21	0.00	0.00	4,250,622.29	0.00	0.00	18,989.57	0.00	0.00
		02/18/21	0.00	0.00	4,231,632.72	0.00	0.00	4,231,632.72	0.00	0.00
45	300801462	04/16/21	0.00	0.00	2,213,239.92	0.00	0.00	2,213,239.92	0.00	0.00	2,213,239.92
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,493,510.21	0.00	0.00	6,493,510.21	0.00	0.00	6,493,510.21

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	0.00	0.00	2,248.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	9,099.12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	7,036.96	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	4,624.10	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	397.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	0.00	0.00	266.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	0.00	0.00	286.62	0.00	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	24,260.18	0.00	3,197.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		27,458.17

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Supplemental Notes
None

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